Cash, cash equivalents and short-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Cash, cash equivalents and short-term investments:
Schedule of Cash, cash equivalents and short-term investments

	December 31,	December 31,
	2019	2018

Cash balances with banks	$7,137	$1,464
Short-term investments with initial maturities of less than three months:
High interest savings accounts, yielding interest at 1.28% to 1.85% as at December 31, 2019 (December 31, 2018 – 1.70% to 1.95)%	17,139	13,469
Cash and cash equivalents	24,276	14,933

Short-term investments with initial maturities greater than three months and less than one year:
Term deposits issued in US currency (US$36,701), yielding interest at 1.80% to 2.15% at December 31, 2019 (December 31, 2018 – US$10,510, 2.96% to 3.10%)	47,675	14,333
Term deposit issued in CDN currency, yielding interest at 1.92% to 2.60% at December 31, 2019 (December 31, 2018 – 1.90% to 3.10%)	15,555	19,640
Bearer deposit notes issued in US currency (US$22,616), yielding interest at 1.76% to 1.83% at December 31, 2019	29,378	—
Short-term investments	92,608	33,973

Cash, cash equivalents and short-term investments	$116,884	$48,906